Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2019	2018
Cash at bank and on hand	124,701	197,544
Short-term bank deposits	165,575	76,091
	290,276	273,635